Uncategorized Items
[rr_AcquiredFundFeesAndExpensesOverAssets]	0.0002		0.0027		0.0007		0.0002		0.0002		0.0027		0.0035		0.0007		0.0008	[Footnote-16]	0.0003
[rr_AnnualReturn2004]																					0.0807		0.1428		0.1426		0.2064		0.2043		0.0020		0.0286		0.0168		0.0775		0.1385		0.1391		0.2045		0.2026		(0.0016)		0.0259		0.0142
[rr_AnnualReturn2005]																					0.0416		0.0913		0.0117		0.0835		0.1711		0.0048		0.0248		0.0081		0.0390		0.0895		0.0098		0.0805		0.1682		0.0030		0.0221		0.0054		0.1689	0.1005
[rr_AnnualReturn2006]																					0.0990		0.2177		0.1553		0.0925		0.2541		0.0320		0.0365		0.0274		0.0963		0.2140		0.1524		0.0909		0.2513		0.0290		0.0335		0.0245		0.1896	0.1403		0.1871
[rr_AnnualReturn2007]	0.0773		0.0754						0.0746		0.0741										0.1218		0.0961		(0.0292)		0.0808		0.2740		0.0612		0.0561		0.0358		0.1193		0.0937		(0.0318)		0.0774		0.2708		0.0591		0.0530		0.0337		0.2177	0.1084		0.2138
[rr_AnnualReturn2008]	0.0254		(0.2478)						0.0228		(0.2501)										(0.3741)		(0.2825)		(0.3402)		(0.3960)		(0.4142)		0.0136		(0.0173)		0.0358		(0.3755)		(0.2841)		(0.3417)		(0.3976)		(0.4157)		0.0114		(0.0185)		0.0338		(0.4065)	(0.2404)		(0.4082)
[rr_AnnualReturn2009]	0.0691		0.2543				0.4672		0.0664		0.2513										0.3014		0.2512		0.2357		0.2266		0.3036		0.1203		0.1952		0.0738		0.2987		0.2482		0.2341		0.2238		0.3013		0.1176		0.1912		0.0715		0.2337	0.2386		0.2305	0.3365		0.2814		0.3332
[rr_AnnualReturn2010]	0.0570		0.1067				0.3107		0.0544		0.1029								0.0901		0.1542		0.1245		0.1451		0.2041		0.1414		0.0418		0.0874		0.0142		0.1515		0.1217		0.1408		0.2023		0.1387		0.0392		0.0857		0.0118		0.1205	0.2430		0.1177	0.3576		0.2030		0.3543
[rr_AnnualReturn2011]	0.1069		(0.0172)				(0.0466)		0.1041		(0.0201)								(0.0275)		(0.0025)		(0.0245)		(0.0099)		(0.0249)		(0.1367)		0.0274		0.0498		0.0769		(0.0052)		(0.0268)		(0.0124)		(0.0284)		(0.1392)		0.0248		0.0472		0.0732		0.0924	0.0388		0.0909	(0.0152)		0.0234		(0.0177)		(0.0011)
[rr_AnnualReturn2012]	0.0334		0.1180				0.1292		0.0308		0.1163		0.0366						0.1250		0.1266		0.0511		0.0781		0.1178		0.1678		0.0426		0.1034		0.0453		0.1244		0.0485		0.0754		0.1157		0.1650		0.0400		0.1007		0.0427		0.0587	0.1066		0.0561	0.0946		0.1148		0.0938		0.0015		(0.0182)		(0.0214)
[rr_AnnualReturn2013]	(0.0688)		0.1386		0.2033		0.3063		0.0711		0.1348		0.1336		0.2005				0.2947		0.2997		0.3484		0.3030		0.3697		0.1574		(0.0009)		0.0403		(0.0145)		0.2957		0.3450		0.2992		0.3639		0.1547		(0.0034)		0.0377		(0.0160)		0.2129	0.3621		0.2094	0.3550		0.3728		0.3524		0.0078		0.1316		0.1289		0.0603		0.0567
[rr_AverageAnnualReturnInceptionDate]																																																																									Mar. 30, 2005	[Footnote-38]	Mar. 30, 2005	[Footnote-38]	Mar. 30, 2005	[Footnote-38]	Dec. 14, 2010	Dec. 14, 2010	Dec. 14, 2010	[Footnote-37]	Dec. 14, 2010	Dec. 14, 2010	May 31, 2002	May 31, 2002	Nov. 30, 2006	Nov. 30, 2006	Apr. 25, 2008	Apr. 25, 2008	May 31, 2002	May 31, 2002	Jul. 31, 2002	Jul. 31, 2002	Jul. 31, 2002	May 31, 2002	May 31, 2002	May 31, 2002	May 31, 2002	May 31, 2002	May 31, 2002	May 31, 2002	May 31, 2002	May 31, 2002	May 31, 2002	May 31, 2002	Jul. 31, 2006	[Footnote-36]	Jul. 31, 2006	[Footnote-36]	Jul. 31, 2006	[Footnote-36]	Jul. 31, 2006	[Footnote-36]	Jul. 31, 2006	Jul. 31, 2006	[Footnote-36]	Jul. 31, 2006	[Footnote-36]	Jul. 31, 2006	[Footnote-36]	Sep. 27, 2011	Sep. 27, 2011	Dec. 03, 2012	Dec. 03, 2012	Dec. 03, 2012	Dec. 03, 2012	Dec. 03, 2012	Dec. 03, 2012	Dec. 03, 2012	Dec. 03, 2012	Dec. 22, 2004	[Footnote-39]	Dec. 22, 2004	[Footnote-39]	Dec. 22, 2004	[Footnote-39]	May 01, 2008	May 01, 2008	Nov. 30, 2004	Nov. 30, 2004	May 31, 2002	May 31, 2002	Nov. 30, 2006	Nov. 30, 2006	Apr. 25, 2008	Apr. 25, 2008	May 31, 2002	May 31, 2002	Jul. 31, 2002	Jul. 31, 2002	Jul. 31, 2002	May 31, 2002	May 31, 2002	May 31, 2002	May 31, 2002	May 31, 2002	May 31, 2002	May 31, 2002	May 31, 2002	May 31, 2002	May 31, 2002	May 31, 2002	Jul. 31, 2006	[Footnote-36]	Jul. 31, 2006	[Footnote-36]	Jul. 31, 2006	[Footnote-36]	Jul. 31, 2006	[Footnote-36]	Jul. 31, 2006	Jul. 31, 2006	[Footnote-36]	Jul. 31, 2006	[Footnote-36]	Jul. 31, 2006	[Footnote-36]	Jan. 07, 2011	[Footnote-35]	Jan. 07, 2011	[Footnote-35]	Jan. 07, 2011	[Footnote-35]	Jan. 07, 2011	[Footnote-35]	Jan. 07, 2011	[Footnote-35]	Jan. 07, 2011	Jan. 07, 2011	[Footnote-35]	Jan. 07, 2011	[Footnote-35]	Jan. 07, 2011	[Footnote-35]	Jan. 07, 2011	[Footnote-35]	Jan. 07, 2011	[Footnote-35]	Sep. 27, 2011	Sep. 27, 2011	Dec. 03, 2012	Dec. 03, 2012	Dec. 03, 2012	Dec. 03, 2012	Dec. 03, 2012	Dec. 03, 2012	Dec. 03, 2012	Dec. 03, 2012	Feb. 03, 2009	Feb. 03, 2009	Feb. 03, 2009	Feb. 03, 2009	Mar. 30, 2005	[Footnote-38]	Mar. 30, 2005	[Footnote-38]	Dec. 14, 2010	Dec. 14, 2010	May 31, 2002	May 31, 2002	Nov. 30, 2006	Nov. 30, 2006	Apr. 25, 2008	Apr. 25, 2008	May 31, 2002	May 31, 2002	Jul. 31, 2002	Jul. 31, 2002	May 31, 2002	May 31, 2002	May 31, 2002	May 31, 2002	May 31, 2002	May 31, 2002	May 31, 2002	May 31, 2002	May 31, 2002	May 31, 2002	Jul. 31, 2006	Jul. 31, 2006	Sep. 27, 2011	Sep. 27, 2011	Dec. 03, 2012	Dec. 03, 2012	Dec. 03, 2012	Dec. 03, 2012	Dec. 22, 2004	[Footnote-39]	Dec. 22, 2004	[Footnote-39]	May 01, 2008	May 01, 2008	Nov. 30, 2004	Nov. 30, 2004	May 31, 2002	May 31, 2002	Nov. 30, 2006	Nov. 30, 2006	Apr. 25, 2008	Apr. 25, 2008	May 31, 2002	May 31, 2002	Jul. 31, 2002	Jul. 31, 2002	May 31, 2002	May 31, 2002	May 31, 2002	May 31, 2002	May 31, 2002	May 31, 2002	May 31, 2002	May 31, 2002	May 31, 2002	May 31, 2002	Jul. 31, 2006	Jul. 31, 2006	Jan. 07, 2011	Jan. 07, 2011	Sep. 27, 2011	Sep. 27, 2011	Dec. 03, 2012	Dec. 03, 2012	Dec. 03, 2012	Dec. 03, 2012	Feb. 03, 2009	Feb. 03, 2009
[rr_AverageAnnualReturnLabel]																																																																									FUND RETURNS BEFORE TAXES		S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)		S&P 500 UTILITIES INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)		BARCLAYS U.S. AGGREGATE BOND INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	FUND RETURN BEFORE TAXES	MORNINGSTAR MODERATELY CONSERVATIVE TARGET RISK INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES		60/40 HYBRID WILSHIRE 5000 TOTAL MARKET INDEX AND BARCLAYS U.S. AGGREGATE BOND INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	WILSHIRE 5000 TOTAL MARKET INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	FUND RETURN BEFORE TAXES	RUSSELL 1000 GROWTH INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	BARCLAYS TREASURY BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	FUND RETURN BEFORE TAXES	FUND RETURN BEFORE TAXES	RUSSELL MIDCAP INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	FUND RETURN BEFORE TAXES	RUSSELL 1000 VALUE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	FUND RETURN BEFORE TAXES	LIPPER MULTI-CAP VALUE CLASSIFICATION RETURN (REFLECTS NO DEDUCTION FOR TAXES)	S&P 500 VALUE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	FUND RETURN BEFORE TAXES	RUSSELL 2000 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	FUND RETURN BEFORE TAXES	MSCI ACWI EX-U.S. INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	MSCI EAFE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	BARCLAYS U.S. 1-5 YEAR GOVERNMENT/CREDIT INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	FUND RETURN BEFORE TAXES	BARCLAYS U.S. AGGREGATE BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	FUND RETURN BEFORE TAXES	BARCLAYS MUNICIPAL BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	FUND RETURN BEFORE TAXES	BARCLAYS GLOBAL AGGREGATE EX-U.S. INDEX ("BARCLAYS GLOBAL") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)		BARCLAYS U.S. AGGREGATE BOND INDEX ("BARCLAYS INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)		BLENDED 45/15/34/6 S&P INDEX/MSCI INDEX/BARCLAYS INDEX/BARCLAYS GLOBAL (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)		BLENDED 48/12/40 S&P INDEX/MSCI INDEX/BARCLAYS INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)		FUND RETURN BEFORE TAXES	MORNINGSTAR MODERATE ALLOCATION CATEGORY AVERAGE (REFLECTS NO DEDUCTION FOR TAXES)		MSCI ACWI EX-U.S. INDEX ("MSCI INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)		S&P 500 INDEX ("S&P INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)		FUND RETURNS BEFORE TAXES	S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	BARCLAYS U.S. CORPORATE HIGH YIELD BOND INDEX ("BOND INDEX") RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	BARCLAYS U.S. CREDIT INDEX ("CREDIT INDEX") RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	BLENDED 50/50 CREDIT INDEX/BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	FUND RETURN BEFORE TAXES	BLENDED 50/50 S&P INDEX/CBOE S&P INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	FUND RETURN BEFORE TAXES	CBOE S&P 500 BUYWRITE INDEX ("CBOE S&P INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	S&P 500 INDEX ("S&P INDEX") RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	FUND RETURNS BEFORE TAXES		S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)		S&P 500 UTILITIES INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)		Fund Returns Before Taxes	Russell 2000(R) Index (reflects no deduction for fees, expenses, or taxes)	FUND RETURNS BEFORE TAXES	RUSSELL 2000 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	FUND RETURN BEFORE TAXES	RUSSELL 1000 GROWTH INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	BARCLAYS TREASURY BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	FUND RETURN BEFORE TAXES	FUND RETURN BEFORE TAXES	RUSSELL MIDCAP INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	FUND RETURN BEFORE TAXES	RUSSELL 1000 VALUE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	FUND RETURN BEFORE TAXES	LIPPER MULTI-CAP VALUE CLASSIFICATION RETURN (REFLECTS NO DEDUCTION FOR TAXES)	S&P 500 VALUE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	FUND RETURN BEFORE TAXES	RUSSELL 2000 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	FUND RETURN BEFORE TAXES	MSCI ACWI EX-U.S. INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	MSCI EAFE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	BARCLAYS U.S. 1-5 YEAR GOVERNMENT/CREDIT INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	FUND RETURN BEFORE TAXES	BARCLAYS U.S. AGGREGATE BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	FUND RETURN BEFORE TAXES	BARCLAYS MUNICIPAL BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	FUND RETURN BEFORE TAXES	BARCLAYS GLOBAL AGGREGATE EX-U.S. INDEX ("BARCLAYS GLOBAL") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)		BARCLAYS U.S. AGGREGATE BOND INDEX ("BARCLAYS INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)		BLENDED 45/15/34/6 S&P INDEX/MSCI INDEX/BARCLAYS INDEX/BARCLAYS GLOBAL (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)		BLENDED 48/12/40 S&P INDEX/MSCI INDEX/BARCLAYS INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)		FUND RETURN BEFORE TAXES	MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY AVERAGE (REFLECTS NO DEDUCTION FOR TAXES)		MSCI ACWI EX-U.S. INDEX ("MSCI INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)		S&P 500 INDEX ("S&P INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)		BARCLAYS GLOBAL EX-U.S. INDEX ("BARCLAYS GLOBAL") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)		BARCLAYS U.S. AGGREGATE BOND INDEX ("BARCLAYS INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)		BLENDED 30/10/51/9 S&P INDEX/MSCI INDEX/BARCLAYS INDEX/BARCLAYS GLOBAL (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)		BLENDED 55/40/5 CBOE INDEX/HFRI INDEX/BOFA MERRILL LYNCH INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)		BOFA MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX ("BOFA MERRILL LYNCH INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)		FUND RETURN BEFORE TAXES	CBOE S&P 500 BUY/WRITE INDEX (BXM) ("CBOE INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)		HFRI FUND OF FUNDS COMPOSITE INDEX ("HFRI INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)		MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY AVERAGE (REFLECTS NO DEDUCTION FOR TAXES)		MSCI ACWI EX-U.S. INDEX ("MSCI INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)		S&P 500 INDEX ("S&P INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)		FUND RETURN BEFORE TAXES	S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	BARCLAYS U.S. CORPORATE HIGH YIELD BOND INDEX ("BOND INDEX") RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	BARCLAYS U.S. CREDIT INDEX ("CREDIT INDEX") RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	BLENDED 50/50 CREDIT INDEX/BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	FUND RETURN BEFORE TAXES	BLENDED 50/50 S&P INDEX/CBOE S&P INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	FUND RETURN BEFORE TAXES	CBOE S&P 500 BUYWRITE INDEX ("CBOE S&P INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	S&P 500 INDEX ("S&P INDEX") RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	Return Before Taxes	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	70/30 Hybrid Russell 3000 and MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		FUND RETURNS AFTER TAXES ON DISTRIBUTIONS		FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		FUND RETURNS AFTER TAXES ON DISTRIBUTIONS		Fund Returns After Taxes on Distributions and Sale of Fund Shares	Fund Returns After Taxes on Distributions	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions	FUND RETURNS BEFORE TAXES	FUND RETURNS BEFORE TAXES	RUSSELL MIDCAP INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
[rr_AverageAnnualReturnSinceInception]	0.0385		0.0580		0.1933		0.0955		0.0326		0.0504		0.0152		0.1543				0.1709		0.0578		0.0746		0.0638		0.0734		0.0799		0.0353		0.0611		0.0343		0.0523		0.0689		0.0580		0.0676		0.0741		0.0307		0.0565		0.0298		0.0761	0.1109		0.0626	0.0963		0.1179	[Footnote-32]	0.0876		0.0043		0.0800		0.0615		0.0530		0.0277																																																																																																																																																																																																																														0.0750	0.0725	0.0281	0.0719	[Footnote-37]	0.1196	0.1803	0.0736	0.0452	0.0929	0.0729	0.0887	0.0851	0.0924	0.0788	0.0712	0.0373	0.0490	0.0467	0.0482	[Footnote-36]	0.0514	[Footnote-36]	0.0638	[Footnote-36]	0.0650	[Footnote-36]	0.0000	[Footnote-36]	0.0389	[Footnote-36]	0.0741	[Footnote-36]	0.1151	0.0828	(0.0190)	0.0308	0.2162	0.1241	0.3144	0.0703	0.0767	0.1615	[Footnote-33]	0.1056	[Footnote-34]	0.1013	0.0836	0.0736	0.0452	0.0929	0.0729	0.0887	0.0851	0.0924	0.0788	0.0712	0.0373	0.0490	0.0467	0.0482	[Footnote-36]	0.0514	[Footnote-36]	0.0638	[Footnote-36]	0.0650	[Footnote-36]	0.0000	[Footnote-36]	0.0389	[Footnote-36]	0.0741	[Footnote-36]	0.0262	[Footnote-35]	0.0328	[Footnote-35]	0.1661	[Footnote-35]	0.0556	[Footnote-35]	0.0010	[Footnote-35]	0.0779	[Footnote-35]	0.0242	[Footnote-35]	0.0000	[Footnote-35]	0.0543	[Footnote-35]	0.1583	[Footnote-35]	0.1151	0.0828	(0.0190)	0.0308	0.2162	0.1241	0.3144	0.1513	0.2085	0.1921	0.0496	0.0492	0.0025	(0.0030)	0.0000	0.0000	0.0000	0.0000	0.0766	0.0909	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0617	0.0793	0.0325	0.0359	0.1465	0.1910	0.0609	0.0624	0.0918	0.1064	0.0761	0.0918	0.0892	0.0995	0.0000	0.0000	0.0000	0.0000	0.0695	0.0823	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0106	0.0122	0.0473	0.0613	0.0139	0.0120	0.1167	0.1522	0.1393	0.1589
[rr_AverageAnnualReturnYear01]	(0.0688)		0.1386		0.2033		0.3063		(0.0920)		0.0983		0.0970		0.1612				0.2947		0.2997		0.3484		0.3030		0.3697		0.1574		(0.0009)		0.0403		(0.0145)		0.2541		0.3018		0.2573		0.3202		0.1177		(0.0255)		0.0144		(0.0384)		0.2129	0.3621		0.1524	0.3550		0.3728		0.3081		0.0078		0.1316		0.0924		0.0603		0.0329																																																																																																																																																																																																																														0.3239	0.1321	(0.0202)	0.0925	[Footnote-37]	0.1794	0.3309	0.3348	(0.0275)	0.3476	0.3253	0.3324	0.3199	0.3882	0.1529	0.2278	0.0028	(0.0202)	(0.0255)	(0.0308)	[Footnote-36]	(0.0202)	[Footnote-36]	0.1509	[Footnote-36]	0.1564	[Footnote-36]	0.1648	[Footnote-36]	0.1529	[Footnote-36]	0.3239	[Footnote-36]	0.1649	0.0744	(0.0201)	0.0262	0.2252	0.1326	0.3239	0.3239	0.1321	0.3756		0.3476		0.3882	0.3882	0.3348	(0.0275)	0.3476	0.3253	0.3324	0.3199	0.3882	0.1529	0.2278	0.0028	(0.0202)	(0.0255)	(0.0308)	[Footnote-36]	(0.0202)	[Footnote-36]	0.1509	[Footnote-36]	0.1564	[Footnote-36]	0.1648	[Footnote-36]	0.1529	[Footnote-36]	0.3239	[Footnote-36]	(0.0308)	[Footnote-35]	(0.0202)	[Footnote-35]	0.1509	[Footnote-35]	0.1076	[Footnote-35]	0.0007	[Footnote-35]	0.1326	[Footnote-35]	0.0874	[Footnote-35]	0.0723	[Footnote-35]	0.1529	[Footnote-35]	0.3239	[Footnote-35]	0.1649	0.0744	(0.0201)	0.0262	0.2252	0.1326	0.3239	0.2278	0.3355	0.3033	0.0926	0.1385	0.0044	0.0077	0.1787	0.2876	(0.0354)	(0.0688)	0.2136	0.3325	0.2195	0.3070	0.1790	0.2903	0.2538	0.2248	0.1039	0.1380	0.0021	(0.0111)	0.0251	0.0189	0.0032	(0.0151)	0.0810	0.1342	0.0754	0.1304	0.0339	0.0418	0.1152	0.2007	0.1276	0.1974	0.2254	0.3403	0.1865	0.2889	0.2241	0.3255	0.1523	0.2428	(0.0474)	(0.0920)	0.1867	0.2864	0.1921	0.2629	0.1524	0.2456	0.2249	0.1785	0.0806	0.0997	(0.0119)	(0.0345)	0.0104	(0.0054)	(0.0116)	(0.0389)	0.0577	0.0948	0.0549	0.0970	0.0527	0.0920	0.0184	0.0159	0.0912	0.1589	0.1944	0.2584
[rr_AverageAnnualReturnYear05]	0.0378		0.1167				0.2202		0.0306		0.1064										0.1702		0.1423		0.1450		0.1713		0.1167		0.0455		0.0939		0.0386		0.1596		0.1321		0.1345		0.1606		0.1068		0.0382		0.0862		0.0314		0.1416	0.1924		0.1279	0.2152		0.1928		0.2047																																																																																																																																																																																																																																								0.1794	0.1017						0.2039	0.0215	0.2236	0.1667	0.1845	0.1661	0.2008	0.1281	0.1244	0.0286	0.0444	0.0589	0.0351	[Footnote-36]	0.0444	[Footnote-36]	0.1195	[Footnote-36]	0.1216	[Footnote-36]	0.1283	[Footnote-36]	0.1281	[Footnote-36]	0.1794	[Footnote-36]								0.1794	0.1017			0.2236		0.2008	0.2008	0.2039	0.0215	0.2236	0.1667	0.1845	0.1661	0.2008	0.1281	0.1244	0.0286	0.0444	0.0589	0.0351	[Footnote-36]	0.0444	[Footnote-36]	0.1195	[Footnote-36]	0.1216	[Footnote-36]	0.1283	[Footnote-36]	0.1281	[Footnote-36]	0.1794	[Footnote-36]																															0.1023	0.1230			0.1380	0.1676	0.0341	0.0353	0.1767	0.2084	0.1136	0.1322	0.1168	0.1395	0.1252	0.1338	0.0952	0.1135	0.0320	0.0340	0.0662	0.0711	0.0346	0.0358	0.0923	0.1113							0.1138	0.1361	0.1541	0.1794	0.1811	0.2156	0.1569	0.1788	0.1290	0.1574	0.0276	0.0286	0.1676	0.1979	0.1050	0.1225	0.1080	0.1295	0.1161	0.1229	0.0866	0.1038	0.0267	0.0278	0.0605	0.0646	0.0285	0.0288	0.0839	0.1017
[rr_AverageAnnualReturnYear10]																					0.0666		0.0879		0.0535		0.0747		0.0865		0.0339		0.0591		0.0316		0.0605		0.0817		0.0473		0.0685		0.0803		0.0290		0.0541		0.0268																																																																																																																																																																																																																																																									0.0783			0.0758	0.0726	0.0728	0.0907	0.0757	0.0691	0.0341	0.0455	0.0429																														0.0783			0.0758	0.0726	0.0728	0.0907	0.0757	0.0691	0.0341	0.0455	0.0429																																																	0.0000	0.0000					0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000																	0.0000	0.0000					0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000
[rr_BarChartHighestQuarterlyReturn]																																																																																																																																																																																																																																																																																																																																																																																																																																																																																					0.1637	0.0829	0.1563	0.0451	0.1883	0.1914	0.1866	0.1990	0.2257	0.0453	0.0715	0.0429	0.1329	0.0934	0.0244	0.0856	0.1647	0.1634	0.2799	0.1787	0.1554	0.0444	0.1876	0.1906	0.1859	0.1978	0.2280	0.0446	0.0708	0.0423	0.1322	0.0584	0.0915	0.0239	0.0850	0.1081
[rr_BarChartHighestQuarterlyReturnDate]																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																									Jun. 30, 2009	Dec. 31, 2011	Mar. 31, 2012	Jun. 30, 2010	Sep. 30, 2009	Jun. 30, 2009	Sep. 30, 2009	Dec. 31, 2011	Jun. 30, 2009	Jun. 30, 2009	Sep. 30, 2009	Sep. 30, 2009	Jun. 30, 2009	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2013	Jun. 30, 2009	Jun. 30, 2009	Jun. 30, 2009	Jun. 30, 2009	Mar. 31, 2012	Jun. 30, 2010	Sep. 30, 2009	Jun. 30, 2009	Sep. 30, 2009	Dec. 31, 2011	Jun. 30, 2009	Jun. 30, 2009	Sep. 30, 2009	Sep. 30, 2009	Jun. 30, 2009	Dec. 31, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2013	Mar. 31, 2012
[rr_BarChartLowestQuarterlyReturn]																																																																																																																																																																																																																																																																																																																																																																																																																																																																																					(0.2321)	(0.0802)	(0.2078)	(0.0486)	(0.2110)	(0.1680)	(0.2030)	(0.2569)	(0.2226)	(0.0187)	(0.0339)	(0.0300)	(0.1143)	(0.1174)	(0.0096)	0.0113	(0.2314)	(0.1683)	(0.2313)	(0.2344)	(0.2079)	(0.0492)	(0.2115)	(0.1685)	(0.2035)	(0.2580)	(0.2220)	(0.0194)	(0.0353)	(0.0297)	(0.1148)	(0.0349)	(0.1175)	(0.0102)	0.0103	(0.1497)
[rr_BarChartLowestQuarterlyReturnDate]																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																									Sep. 30, 2008	Jun. 30, 2013	Dec. 31, 2008	Jun. 30, 2013	Sep. 30, 2011	Dec. 31, 2008	Dec. 31, 2008	Dec. 31, 2008	Sep. 30, 2011	Jun. 30, 2004	Jun. 30, 2004	Dec. 31, 2010	Dec. 31, 2008	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2013	Sep. 30, 2008	Sep. 30, 2011	Sep. 30, 2011	Dec. 31, 2008	Dec. 31, 2008	Jun. 30, 2013	Sep. 30, 2011	Dec. 31, 2008	Dec. 31, 2008	Dec. 31, 2008	Sep. 30, 2011	Jun. 30, 2004	Jun. 30, 2004	Dec. 31, 2010	Dec. 31, 2008	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2013	Sep. 30, 2011
[rr_BarChartYearToDateReturn]																																																																																																																																																																																																																																																																																																																																																																																																																																																																																					0.1051	0.0161	0.0899	0.0259	0.0116	0.0525	0.0342	(0.0690)	(0.0849)	0.0138	0.0437	0.0450	0.0486	0.0042	0.0361	0.0657	0.1071	0.0280	(0.0125)	(0.0559)	0.0880	0.0240	0.0103	0.0496	0.0325	(0.0706)	(0.0870)	0.0119	0.0418	0.0430	0.0470	0.0180	0.0017	0.0342	0.0633	0.0184
[rr_BarChartYearToDateReturnDate]																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																									Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014
[rr_DistributionAndService12b1FeesOverAssets]							0.0025		0.0025		0.0025		0.0025		0.0025		0.0025																				0.0025		0.0025		0.0025		0.0025		0.0025		0.0025		0.0025		0.0025			0.0025		0.0025					0.0025						0.0025				0.0025																																																																																																																																																																																																																																																																																																																																																																																																																																																																																						0.0025
[rr_ExpenseBreakpointDiscounts]

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Fund. More information about these and other discounts is available from your financial professional and in the section “Sales Charges” on page 15 of this Prospectus.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional and in the section “Sales Charges” on page 125 of this Prospectus.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $1,000,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional and in the section “Sales Charges” on page 125 of this Prospectus.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional and in the section “Sales Charges” on page 125 of this Prospectus.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional and in the section “Sales Charges” on page 125 of this Prospectus.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional and in the section “Sales Charges” on page 125 of this Prospectus.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional and in the section “Sales Charges” on page 125 of this Prospectus.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional and in the section “Sales Charges” on page 125 of this Prospectus.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $1,000,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional and in the section “Sales Charges” on page 125 of this Prospectus.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $1,000,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional and in the section “Sales Charges” on page 125 of this Prospectus.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $1,000,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional and in the section “Sales Charges” on page 125 of this Prospectus.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional and in the section “Sales Charges” on page 125 of this Prospectus.

You may qualify for sales charges discounts if you and your family invest, or agree to invest in the future, at least $500,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional and in the section “Sales Charges” on page 125 of this Prospectus.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional and in the section “Sales Charges” on page 125 of this Prospectus.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $1,000,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional and in the section “Sales Charges” on page 125 of this Prospectus.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional and in the section “Sales Charges” on page 125 of this Prospectus.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional and in the section “Sales Charges” on page 125 of this Prospectus.

[rr_ExpenseBreakpointMinimumInvestmentRequiredAmount]																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																25,000	500,000	1,000,000	500,000	500,000	500,000	500,000	500,000	1,000,000	1,000,000	1,000,000	500,000	500,000	500,000	1,000,000	500,000	500,000
[rr_ExpenseExampleYear01]																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																	626	297	82	82	135	83	79	95	102	53	51	54	160	109	93	79	133	132	107	46	61	164	138	117	429	330	480	430	426	441	447	302	300	303	499	517	455	342	426	490	125
[rr_ExpenseExampleYear03]																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																	944	910	255	255	421	259	246	296	318	167	160	170	496	340	290	332	415	412	334	544	590	508	431	625	648	552	808	651	639	688	706	465	459	469	864	1,075	730	588	726	6,592	454
[rr_ExpenseExampleYear05]																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																	1,285	1,548	444	444	729	450	428	515	552	291	280	296	855	590	504	605	718	713	579	1,457	1,531	876	745	1,159	886	791	1,157	891	870	953	984	643	633	649	1,253	1,660	1,025	854	1,048		806
[rr_ExpenseExampleYear10]																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																	2,243	3,261	990	990	1,601	1,002	954	1,143	1,225	653	628	665	1,867	1,306	1,120	1,385	1,579	1,568	1,283	3,811	3,944	1,911	1,635	2,622	1,566	1,479	2,142	1,577	1,532	1,710	1,776	1,158	1,134	1,169	2,341	3,240	1,864	1,613	1,958		1,798
[rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees]

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because Management Fees have been restated to reflect current fees.	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because Management Fees have been restated to reflect current fees.			The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because Management Fees have been restated to reflect current fees

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses, and Management Fees have been restated to reflect current fees.

The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses, and Management Fees have been restated to reflect current fees.

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																		The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because Management Fees have been restated to reflect current fees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because Management Fees have been restated to reflect current fees.			The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because Management Fees have been restated to reflect current fees.

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses, and Management Fees have been restated to reflect current fees.

The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses, and Management Fees have been restated to reflect current fees.

The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses, and Management Fees have been restated to reflect current fees.

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

[rr_ExpensesOverAssets]	0.0080	[Footnote-02],[Footnote-28]	0.0157	[Footnote-15],[Footnote-25]	0.0117	[Footnote-11]	0.0161	[Footnote-02]	0.0105	[Footnote-06]	0.0177	[Footnote-14],[Footnote-15]	0.0274	[Footnote-11]	0.0144	[Footnote-11]	0.5247		0.0153	[Footnote-02]	0.0080	[Footnote-19]	0.0081	[Footnote-19]	0.0077	[Footnote-20]	0.0093	[Footnote-08],[Footnote-21]	0.0100	[Footnote-08],[Footnote-22]	0.0052	[Footnote-26]	0.0050	[Footnote-26]	0.0053	[Footnote-08]	0.0105	[Footnote-05]	0.0106	[Footnote-05]	0.0102	[Footnote-06]	0.0118	[Footnote-07],[Footnote-08]	0.0124	[Footnote-08],[Footnote-09]	0.0077	[Footnote-17]	0.0075	[Footnote-17]	0.0078	[Footnote-08]	0.0131	0.0136	[Footnote-01]	0.0156	0.0133	[Footnote-21]			0.0158	[Footnote-07]			0.0107	[Footnote-23]	0.0132	[Footnote-10]	0.0091	[Footnote-27]	0.0117	[Footnote-18]																																																																																																																																																																																																																																																																																																																																																																																																																																																																																					0.0238
[rr_ExpensesRestatedToReflectCurrent]																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																											Management Fees have been restated to reflect current fees.			Management Fees have been restated to reflect current fees.		Management Fees have been restated to reflect current fees.	Management Fees have been restated to reflect current fees.	Management Fees have been restated to reflect current fees.	Management Fees have been restated to reflect current fees.	Management Fees have been restated to reflect current fees.	Management Fees have been restated to reflect the current fees associated with the Fund’s current investment strategies.			Management Fees have been restated to reflect current fees.					Management Fees have been restated to reflect current fees.			Management Fees have been restated to reflect current fees.		Management Fees have been restated to reflect current fees.	Management Fees have been restated to reflect current fees.	Management Fees have been restated to reflect current fees.	Management Fees have been restated to reflect current fees.	Management Fees have been restated to reflect current fees.	Management Fees have been restated to reflect the current fees associated with the Fund’s current investment strategies.	Management Fees have been restated to reflect the current fees associated with the Fund’s current investment strategies.			Management Fees have been restated to reflect current fees.
[rr_FeeWaiverOrReimbursementOverAssets]					(0.0040)								(0.0079)		(0.0042)		(0.5079)		(0.0030)																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																										(0.0123)
[rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination]																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																											November 30, 2015	November 30, 2015	November 30, 2015	November 30, 2015	November 30, 2015	November 30, 2015	November 30, 2015	November 30, 2015	November 30, 2015		November 30, 2015	November 30, 2015	November 30, 2015	November 30, 2015		November 30, 2015		November 30, 2015	November 30, 2015	November 30, 2015	November 30, 2015	November 30, 2015	November 30, 2015	November 30, 2015	November 30, 2015	November 30, 2015	November 30, 2015		November 30, 2015	November 30, 2015	November 30, 2015	November 30, 2015	November 30, 2015	November 29, 2015			November 30, 2015																																																											November 29, 2016	November 30, 2015
[rr_HighestQuarterlyReturnLabel]																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																									BEST QUARTER	BEST QUARTER	BEST QUARTER	BEST QUARTER	BEST QUARTER	BEST QUARTER	BEST QUARTER	BEST QUARTER	BEST QUARTER	BEST QUARTER	BEST QUARTER	BEST QUARTER	BEST QUARTER	BEST QUARTER	BEST QUARTER	BEST QUARTER	BEST QUARTER	BEST QUARTER	BEST QUARTER	BEST QUARTER	BEST QUARTER	BEST QUARTER	BEST QUARTER	BEST QUARTER	BEST QUARTER	BEST QUARTER	BEST QUARTER	BEST QUARTER	BEST QUARTER	BEST QUARTER	BEST QUARTER	BEST QUARTER	BEST QUARTER	BEST QUARTER	BEST QUARTER	BEST QUARTER
[rr_IndexNoDeductionForFeesExpensesTaxes]																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																									REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	reflects no deduction for fees, expenses, or taxes	(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES	reflects no deduction for fees, expenses, or taxes
[rr_LowestQuarterlyReturnLabel]																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																									WORST QUARTER	WORST QUARTER	WORST QUARTER	WORST QUARTER	WORST QUARTER	WORST QUARTER	WORST QUARTER	WORST QUARTER	WORST QUARTER	WORST QUARTER	WORST QUARTER	WORST QUARTER	WORST QUARTER	WORST QUARTER	WORST QUARTER	WORST QUARTER	WORST QUARTER	WORST QUARTER	WORST QUARTER	WORST QUARTER	WORST QUARTER	WORST QUARTER	WORST QUARTER	WORST QUARTER	WORST QUARTER	WORST QUARTER	WORST QUARTER	WORST QUARTER	WORST QUARTER	WORST QUARTER	WORST QUARTER	WORST QUARTER	WORST QUARTER	WORST QUARTER	WORST QUARTER	WORST QUARTER
[rr_ManagementFeesOverAssets]	0.0035		0.0015	[Footnote-13]	0.0070	[Footnote-04]	0.0095		0.0035		0.0015	[Footnote-13]	0.0015	[Footnote-13]	0.0070	[Footnote-04]	0.0015		0.0085		0.0065	[Footnote-04]	0.0065	[Footnote-04]	0.0059		0.0070	[Footnote-04]	0.0075	[Footnote-04]	0.0035	[Footnote-04]	0.0035	[Footnote-04]	0.0035	[Footnote-04]	0.0065	[Footnote-04]	0.0065	[Footnote-04]	0.0059		0.0070	[Footnote-04]	0.0075	[Footnote-04]	0.0035	[Footnote-04]	0.0035	[Footnote-04]	0.0035	[Footnote-04]	0.0075	0.0090		0.0075	0.0090				0.0090				0.0080		0.0080		0.0060		0.0060																																																																																																																																																																																																																																																																																																																																																																																																																																																																																						0.0065
[rr_MaximumDeferredSalesChargeOverOfferingPrice]									0.0000	[Footnote-41]	0.0000	[Footnote-41]	0.0000	[Footnote-41]	0.0000	[Footnote-41]	0.0000	[Footnote-41]																			0.0000	[Footnote-41]	0.0000	[Footnote-41]	0.0000	[Footnote-41]	0.0000	[Footnote-41]	0.0000	[Footnote-41]	0.0000	[Footnote-41]	0.0000	[Footnote-41]	0.0000	[Footnote-41]				0.0000					0.0000	[Footnote-41]					0.0000	[Footnote-41]			0.0000	[Footnote-41]
[rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice]									0.0225		0.0325		0.0325		0.0325		0.0325																				0.0325		0.0325		0.0325		0.0325		0.0325		0.0225		0.0225		0.0225					0.0475					0.0325						0.0325				0.0225
[rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther]									0.0000		0.0000		0.0000		0.0000		0.0000																				0.0000		0.0000		0.0000		0.0000		0.0000		0.0000		0.0000		0.0000					0.0000					0.0000						0.0000				0.0000
[rr_NetExpensesOverAssets]					0.0077	[Footnote-11],[Footnote-24]							0.0195	[Footnote-11],[Footnote-14]	0.0102	[Footnote-11],[Footnote-12]	0.0168	[Footnote-14]	0.0123	[Footnote-02],[Footnote-03]																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																									0.0115	[Footnote-29]
[rr_OtherExpensesNewFundBasedOnEstimates]																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																															Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[rr_OtherExpensesOverAssets]	0.0043		0.0115		0.0040		0.0039		0.0043		0.0110		0.0199		0.0042		0.5199	[Footnote-16]	0.0065		0.0015		0.0016		0.0018		0.0023		0.0025		0.0017		0.0015		0.0018		0.0015		0.0016		0.0018		0.0023		0.0024		0.0017		0.0015		0.0018		0.0056	0.0021		0.0056	0.0043				0.0043				0.0027		0.0027		0.0031		0.0032																																																																																																																																																																																																																																																																																																																																																																																																																																																																																						0.0148
[rr_PerformanceAvailabilityPhone]																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																									1-866-342-7058	1-877-GRT-4GRT.	1-877-71-FROST	1-877-71-FROST	1-877-71-FROST	1-877-71-FROST	1-877-71-FROST	1-877-71-FROST	1-877-71-FROST	1-877-71-FROST	1-877-71-FROST	1-877-71-FROST	1-877-71-FROST	1-877-71-FROST	1-877-71-FROST	1-877-71-FROST	1-866-342-7058	1.866.773.3238	1-877-GRT-4GRT.	1.866.773.3238	1-877-71-FROST	1-877-71-FROST	1-877-71-FROST	1-877-71-FROST	1-877-71-FROST	1-877-71-FROST	1-877-71-FROST	1-877-71-FROST	1-877-71-FROST	1-877-71-FROST	1-877-71-FROST	1-877-71-FROST	1-877-71-FROST	1-877-71-FROST	1-877-71-FROST	1-877-333-0246			1-877-71-FROST
[rr_PerformanceAvailabilityWebSiteAddress]																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																											www.frostbank.com	www.frostbank.com	www.frostbank.com	www.frostbank.com	www.frostbank.com	www.frostbank.com	www.frostbank.com	www.frostbank.com	www.frostbank.com	www.frostbank.com	www.frostbank.com	www.frostbank.com	www.frostbank.com	www.frostbank.com					www.frostbank.com	www.frostbank.com	www.frostbank.com	www.frostbank.com	www.frostbank.com	www.frostbank.com	www.frostbank.com	www.frostbank.com	www.frostbank.com	www.frostbank.com	www.frostbank.com	www.frostbank.com	www.frostbank.com	www.frostbank.com	www.frostbank.com				www.frostbank.com
[rr_PerformanceInformationIllustratesVariabilityOfReturns]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Class A Shares of the Fund by showing changes in the Fund’s Class A Shares’ performance from year to year and by showing how the Fund’s Class A Shares’ average annual total returns for 1 and 5 years and since inception compare with those of a broad-based securities market benchmark and a comparative sector benchmark.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since Performance Start Date (as defined below) compare with those of a broad measure of market performance.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 and 5 years and since Performance Start Date (as defined below) compare with those of a broad measure of market performance.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since Performance Start Date (as defined below) compare with those of a broad measure of market performance.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5, and 10 years and since Performance Start Date (as defined below) compare with those of a broad measure of market performance.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5, and 10 years and since Performance Start Date (as defined below) compare with those of a broad measure of market performance.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5, and 10 years and since Performance Start Date (as defined below) compare with those of a broad measure of market performance.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5, and 10 years and since Performance Start Date (as defined below) compare with those of a broad measure of market performance.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since Performance Start Date (as defined below) compare with those of a broad measure of market performance.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5, and 10 years and since Performance Start Date (as defined below) compare with those of a broad measure of market performance.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 and 5 years and since Performance Start Date (as defined below) compare with those of a broad measure of market performance.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

The bar chart and the performance table below illustrate the risks of an investment in the Fund by showing the Fund’s Institutional Class Shares’ performance for the 2013 calendar year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

The bar chart and the performance table below illustrate the risks of an investment in the Fund by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Institutional Class Shares of the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and by showing how the Fund’s Institutional Class Shares’ average annual total returns for 1 and 5 years and since inception compare with those of a broad-based securities market benchmark and a comparative sector benchmark.

The bar chart and the performance table below illustrate the risks and volatility of an investment in Advisor Shares of the Fund by showing changes in the Fund’s Advisor Shares’ performance from year to year and by showing how the Fund’s Advisor Shares’ average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The bar chart and the performance table below illustrate the risks and volatility of an investment in Advisor Shares of the Fund by showing changes in the Fund’s Advisor Shares’ performance from year to year and by showing how the Fund’s Advisor Shares’ average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since Performance Start Date (as defined below) compare with those of a broad measure of market performance.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 and 5 years and since Performance Start Date (as defined below) compare with those of a broad measure of market performance.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since Performance Start Date (as defined below) compare with those of a broad measure of market performance.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5, and 10 years and since Performance Start Date (as defined below) compare with those of a broad measure of market performance.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5, and 10 years and since Performance Start Date (as defined below) compare with those of a broad measure of market performance.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5, and 10 years and since Performance Start Date (as defined below) compare with those of a broad measure of market performance.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5, and 10 years and since Performance Start Date (as defined below) compare with those of a broad measure of market performance.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since Performance Start Date (as defined below) compare with those of a broad measure of market performance.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5, and 10 years and since Performance Start Date (as defined below) compare with those of a broad measure of market performance.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 and 5 years and since Performance Start Date (as defined below) compare with those of a broad measure of market performance.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

The bar chart and the performance table below illustrate the risks of an investment in the Fund by showing the Fund’s Class A Shares’ performance for the 2013 calendar year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

The bar chart and the performance table below illustrate the risks of an investment in the Fund by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance.

[rr_PerformanceOneYearOrLess]																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																															The Fund commenced operations on May 19, 2014 and therefore does not have performance history for a full calendar year.																																																											The Fund commenced operations on December 31, 2013 and therefore does not have performance history for a full calendar year.	The Fund commenced operations on December 31, 2013 and therefore does not have performance history for a full calendar year.
[rr_PerformancePastDoesNotIndicateFuture]																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																									Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund’s performance does not necessarily indicate how the Fund will perform in the future.			Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
[rr_PerformanceTableExplanationAfterTaxHigher]																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																												Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.						Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.		Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.										Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.						Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.		Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
[rr_PerformanceTableNotRelevantToTaxDeferred]

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[rr_PerformanceTableOneClassOfAfterTaxShown]																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																										After-tax returns are shown for only Advisor Shares. After-tax returns for Institutional Shares will vary.
[rr_PerformanceTableUsesHighestFederalRate]																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																									After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[rr_PortfolioTurnoverRate]																																																																																																																																																																																																																																																																																																																																																																																																																																																																																					0.85	0.19	0.28	0.13	0.58	0.52	0.22	0.96	1.20	0.29	0.35	0.16	1.03	0.35	0.38	0.20	0.85	0.52	0.43	0.36	0.28	0.13	0.58	0.52	0.22	0.96	1.20	0.29	0.35	0.16	1.03	1.48	0.35	0.38	0.20	0.11																																																																																																				0.16	0.16	0.14
[rr_RedemptionFeeOverRedemption]							(0.0200)	[Footnote-43]	0.0000						0.0000				(0.0200)	[Footnote-40]									(0.0200)	[Footnote-42]							0.0000		0.0000		0.0000		0.0000		(0.0200)	[Footnote-42]	0.0000		0.0000		0.0000					0.0000					0.0000		(0.0200)	[Footnote-43]			0.0000	[Footnote-42]			0.0000
[rr_RiskLoseMoney]																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																									As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.			As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.																																																											As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
[rr_RiskNotInsuredDepositoryInstitution]																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																									A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.	A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.	A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.			A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.																																																											A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.	A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
[rr_StrategyPortfolioConcentration]																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																									Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of domestic and foreign public utilities and energy companies.	under normal market conditions, the Fund invests primarily in equity and fixed income securities of domestic and foreign issuers.	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in full faith and credit U.S. Treasury obligations.	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-capitalization companies.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that pay, or are expected to pay, dividends.

																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																															Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.	Under normal conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-capitalization companies.	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of non-U.S. issuers.	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities.	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal securities that generate income exempt from federal income tax, but not necessarily the federal alternative minimum tax (“AMT”).

The Fund is designed to provide diversification among different asset classes by investing its assets in a combination of mutual funds advised by the Adviser or other investment advisers and exchange traded funds (“ETFs”), collectively referred to as “Underlying Funds.”

In seeking to achieve its objective, the Fund, under normal circumstances, invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in natural resources industries.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities of U.S. and foreign corporate issuers, which will include corporate bonds and mortgage-backed and other asset-backed securities, and structured notes with economic characteristics similar to fixed income securities.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization companies and exchange traded funds (“ETFs”) designed to track the performance of large capitalization companies, and options on securities of large capitalization companies.

																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																									Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of domestic and foreign public utilities and energy companies.	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of medium-sized companies.		Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of small companies.	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in full faith and credit U.S. Treasury obligations.	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-capitalization companies.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that pay, or are expected to pay, dividends.

																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.	Under normal conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-capitalization companies.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of non-U.S. issuers. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																				Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities.	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal securities that generate income exempt from federal income tax, but not necessarily the federal alternative minimum tax (“AMT”).

The Fund is designed to provide diversification among different asset classes by investing its assets in a combination of mutual funds advised by the Adviser or other investment advisers and exchange traded funds (“ETFs”), collectively referred to as “Underlying Funds.”

The Fund is designed to provide diversification among different asset classes by investing its assets in a combination of mutual funds advised by the Adviser or other investment advisers and exchange traded funds (“ETFs”), collectively referred to as “Underlying Funds.”

In seeking to achieve its objective, the Fund, under normal circumstances, invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in natural resources industries.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities of U.S. and foreign corporate issuers, which will include corporate bonds and mortgage-backed and other asset-backed securities, and structured notes with economic characteristics similar to fixed income securities.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization companies and exchange traded funds (“ETFs”) designed to track the performance of large capitalization companies, and options on securities of large capitalization companies.

The Fund is designed to provide diversification among different asset classes by investing its assets in a combination of mutual funds advised by the Adviser or other investment advisers and exchange traded funds (“ETFs”), collectively referred to as “Underlying Funds.”

																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																										Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income instruments.	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.
[rr_YearToDateReturnLabel]																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																									The performance information shown above is based on a calendar year.	The performance information shown above is based on a calendar year.	The performance information shown above is based on a calendar year.	The performance information shown above is based on a calendar year.	The performance information shown above is based on a calendar year.	The performance information shown above is based on a calendar year.	The performance information shown above is based on a calendar year.	The performance information shown above is based on a calendar year.	The performance information shown above is based on a calendar year.	The performance information shown above is based on a calendar year.	The performance information shown above is based on a calendar year.	The performance information shown above is based on a calendar year.	The performance information shown above is based on a calendar year.	The performance information shown above is based on a calendar year.	The performance information shown above is based on a calendar year.	The performance information shown above is based on a calendar year.	The performance information shown above is based on a calendar year.	The performance information shown above is based on a calendar year.	The performance information shown above is based on a calendar year.	The performance information shown above is based on a calendar year.	The performance information shown above is based on a calendar year.	The performance information shown above is based on a calendar year.	The performance information shown above is based on a calendar year.	The performance information shown above is based on a calendar year.	The performance information shown above is based on a calendar year.	The performance information shown above is based on a calendar year.	The performance information shown above is based on a calendar year.	The performance information shown above is based on a calendar year.	The performance information shown above is based on a calendar year.	The performance information shown above is based on a calendar year.	The performance information shown above is based on a calendar year.	The performance information shown above is based on a calendar year.	The performance information shown above is based on a calendar year.	The performance information shown above is based on a calendar year.	The performance information shown above is based on a calendar year.	The performance information shown above is based on a calendar year.